Leases - Components of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 1,695	$ 1,548	$ 3,267	$ 2,543	$ 5,700	$ 5,542
Finance lease cost:
Amortization of lease assets	1,797	1,336	3,367	2,192	4,956	1,984
Interest on lease liabilities	958	612	1,737	1,019	2,133	960
Finance lease cost	2,755	1,948	5,104	3,211	7,089	2,944
Variable lease cost	215	189	610	282	222	192
Total lease cost	$ 4,665	$ 3,685	$ 8,981	$ 6,036	$ 13,010	$ 8,678